Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13: RELATED PARTY TRANSACTIONS

Effective June 23, 2010, the Company entered into a support services agreement with Pegasus Capital (the “Original Support Services Agreement”), pursuant to which the Company agreed to pay Pegasus Capital $187,500 for each of the four calendar quarters following the effective date of the Original Support Services Agreement and $125,000 for each of the four calendar quarters thereafter in exchange for certain support services during such periods. The Original Support Services Agreement expired on June 30, 2012. On May 25, 2012, the Company entered into a new Support Services Agreement (“2012 Support Services Agreement”) with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $125,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The 2012 Support Services Agreement expires upon the earlier of: (i) June 30, 2017; (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 82.2% of the Company’s common stock as of September 30, 2013.

On January 17, 2012, the Company entered into the LSGC Letter Agreement with LSGC Holdings pursuant to which it agreed to the Repurchase Obligation. In accordance with the LSGC Letter Agreement, the Company agreed to pay Pegasus IV a fee of $250,000 for expenses incurred by Pegasus IV and its affiliates related to the these transactions. This fee was recognized as interest expense over the life of the Series G Preferred Units. For the three and nine months ended September 30, 2012, the Company recognized related party interest expense of $0 and $250,000, respectively. In addition, during the three and nine months ended September 30, 2012, the Company recorded $0 and $250,000, respectively, of management fees pursuant to the Original Support Services Agreement and the 2012 Support Services Agreement, included in selling, distribution and administrative expense. For the three and nine months ended September 30, 2013 there was no related party interest expense or management fees incurred.

On May 25, 2012, the Company entered into a Support Services Agreement (the “Riverwood Support Services Agreement”) with Riverwood Holdings and Riverwood Management, pursuant to which the Company agreed to pay Riverwood Holdings $20,000 for the period from May 25, 2012 through June 30, 2012 and thereafter $50,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The Riverwood Support Services Agreement expires upon the earlier of: (i) May 25, 2022, (ii) such date that Riverwood Management and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the Preferred Offering, on an as-converted basis (together with any shares of common stock issued upon conversion thereof); (iii) such date that the Company and Riverwood may mutually agree in writing (iv) a Change of Control or (v) a QPO. In addition, the Company has brought in several employees of Riverwood to provide consulting services, including Brad Knight, who served as the Company’s Chief Operations Officer until July 8, 2013 and now leads the transition of our manufacturing operations to our contract manufacturer in Asia. During the three and nine months ended September 30, 2013, the Company incurred $656,000 and $1.7 million, respectively, of consulting fees for services provided by Riverwood, included in selling, distribution and administrative expense. During the three and nine months ended September 30, 2012, the Company incurred $387,000 and $648,000, respectively, of consulting fees for services provided by Riverwood, included in selling, distribution and administrative expense.

In connection with the September 2012 Preferred Offering, the Company entered into a Support Services Agreement (the “Zouk Support Services Agreement”) with Zouk, pursuant to which the Company agreed to pay Zouk $100,000 each calendar quarter beginning with the quarter ended September 30, 2012, in exchange for certain support services during such periods. The Zouk Support Services Agreement expires upon the earlier of: (i) September 25, 2022; (ii) such date that Zouk and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the September 2012 Preferred Offering, on an as-converted basis; (iii) such date that the Company and Zouk may mutually agree in writing; (iv) a Change of Control and (v) a QPO.

On September 25, 2012 and in connection with the September 2012 Preferred Offering each of Pegasus Capital, Riverwood Holdings, Portman and Zouk entered into a Fee Waiver Letter Agreement, pursuant to which the parties agreed to suspend payment of the fees payable in connection with their respective support services or other agreements between the Company and such parties until revoked by their unanimous written consent.

On September 11, 2013, the Company entered into the Series J Subscription Agreement with Riverwood Holdings, PCA Holdings and Holdings II, pursuant to which the Company issued an aggregate of 17,394 shares of Series J Preferred Stock at the Stated Value for gross proceeds of $17.4 million. The Company issued 12,500, 2,500 and 2,394 shares of Series J Preferred Stock to Holdings II, PCA Holdings and Riverwood Holdings, respectively. As compensation for advisory services provided by Pegasus, the Company issued the Pegasus Warrant to Holdings II on September 11, 2013, which represents the right to purchase 10,000,000 shares of common stock at a variable exercise price that will be determined on the date of exercise. Pursuant to the Series J Subscription Agreement and the Pegasus Series J Commitment, Pegasus is obligated to purchase 1,157 shares of Series J Preferred Stock on or before November 19, 2013 at the Stated Value, for aggregate gross proceeds of $1.2 million.

During the three and nine months ended September 30, 2013, the Company incurred no consulting fees for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital. During the three and nine months ended September 30, 2012, the Company incurred consulting fees of $16,000 and $118,000, respectively, for services provided by GYRO LLC, which were included in selling, distribution and administrative expense.

During the three and nine months ended September 30, 2013, the Company incurred consulting fees of $0 and $15,000, respectively, for services provided by T&M Protection Resources, primarily for the facility in Monterrey, Mexico, which were included in selling, distribution and administrative expense. T&M Protection Resources is a security company affiliated with Pegasus Capital. During the three and nine months ended September 30, 2012, the Company incurred consulting fees of $17,000 and $40,000, respectively, for services provided by T&M Protection Resources

During the three and nine months ended September 30, 2013, the Company incurred no consulting fees for services provided by MWW Group, a marketing company owned by Michael Kempner, a former director of the Company. During the three and nine months ended September 30, 2012, the Company incurred consulting fees of $40,000 and $148,000, respectively, for public relations and corporate communications services provided by MWW Group, which were included in selling, distribution and administrative expense.

On February 24, 2012, April 2, 2012 and May 2, 2012, the Company sold 2,000, 1,000 and 2,000 Series G Preferred Units to Leon Wagner, a member of the board of directors, for total proceeds of $5.0 million.

On each of March 20, March 28, 2012 and May 18, 2012, the Company sold 2,000 Series G Preferred Units, respectively, to PCA Holdings for total proceeds of $6.0 million. On April 13, 2012, the Company sold 2,000 Series G Preferred Units to Holdings II for total proceeds of $2.0 million.

NOTE 14: RELATED PARTY TRANSACTIONS

Effective June 23, 2010, the Company entered into a support services agreement with Pegasus Capital (the “Original Support Services Agreement”), pursuant to which the Company agreed to pay Pegasus Capital $187,500 for each of the four calendar quarters following the effective date of the Original Support Services Agreement and $125,000 for each of the four calendar quarters thereafter in exchange for certain support services during such periods. The Original Support Services Agreement expired on June 30, 2012. On May 25, 2012, the Company entered into a new Support Services Agreement (“2012 Support Services Agreement”) with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $125,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The 2012 Support Services Agreement expires upon the earlier of: (i) June 30, 2017; (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 81.3% of the Company’s common stock as of December 31, 2012.

On January 17, 2012, the Company entered into the LSGC Letter Agreement with LSGC Holdings pursuant to which it agreed to the Repurchase Obligation. In accordance with the LSGC Letter Agreement, the Company agreed to pay Pegasus IV a fee of $250,000 for expenses incurred by Pegasus IV and its affiliates related to the these transactions. This fee was recognized as interest expense over the life of the Series G Preferred Units. For the year ended December 31, 2012, the Company recognized interest expense of $250,000 due to the conversion of the Series G Preferred Stock into Series H and I Preferred Stock. For the year ended December 31, 2011, the Company recognized interest expense of $43,000 related to the advance from Holdings II on the key-man life insurance policy for the Company’s former Chief Executive Officer and Chairman of the Board, Zachary Gibler. For the year ended December 31, 2010, the Company recognized interest expense of $2.9 million in combined interest expense, guaranty fees and transaction fees related to the convertible note issued to Pegasus IV and Pegasus IV’s promissory notes. In addition, during the years ended December 31, 2012, 2011 and 2010, the Company recorded $313,0000, $625,000 and $1.1 million, respectively, of management fees pursuant to the Original Support Services Agreement and the 2012 Support Services Agreement, included in general and administrative expenses.

On May 25, 2012, the Company entered into the Riverwood Support Services Agreement with Riverwood Holdings, pursuant to which the Company agreed to pay Riverwood Holdings $20,000 for the period from May 25, 2012 through June 30, 2012 and thereafter $50,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The Riverwood Support Services Agreement expires upon the earlier of: (i) May 25, 2022, (ii) such date that Riverwood Management and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the Preferred Offering, on an as-converted basis (together with any shares of common stock issued upon conversion thereof); (iii) such date that the Company and Riverwood may mutually agree in writing (iv) a Change of Control or (v) a QPO. In addition, the Company has brought in several employees of Riverwood to provide consulting services, including Brad Knight, who served as the Company’s Chief Executive Officer from October 19, 2012 through January 1, 2013 and is currently the Company’s Chief Operations Officer. During the year ended December 31, 2012, the Company recorded $70,000 of management fees pursuant to the Riverwood Support Services Agreement, included in general and administrative expenses. During the year ended December 31, 2012, the Company incurred $1.0 million of consulting fees for services provided by Riverwood, of which $28,000 were included in sales and marketing expenses, $357,000 were included in operations expenses and $647,000 were included in general and administrative expenses.

In connection with the September 2012 Preferred Offering, the Company entered into a Support Services Agreement (the “Zouk Support Services Agreement”) with Zouk, pursuant to which the Company agreed to pay Zouk $100,000 each calendar quarter beginning with the quarter ended September 30, 2012, in exchange for certain support services during such periods. The Zouk Support Services Agreement expires upon the earlier of: (i) September 25, 2022; (ii) such date that Zouk and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the September 2012 Preferred Offering, on an as-converted basis; (iii) such date that the Company and Zouk may mutually agree in writing; (iv) a Change of Control and (v) a QPO.

On September 25, 2012 and in connection with the September 2012 Preferred Offering each of Pegasus Capital, Riverwood Holdings, Portman and Zouk entered into a Fee Waiver Letter Agreement, pursuant to which the parties agreed to suspend payment of the fees payable in connection with their respective Support Services or other agreements between the Company and such parties until revoked by their unanimous written consent.

During the years ended December 31, 2012, 2011 and 2010, the Company incurred consulting fees of $118,000, $369,000 and $0, respectively, for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital, which were included in sales and marketing expense.

During the years ended December 31, 2012, 2011 and 2010, the Company incurred consulting fees of $40,000 $122,000 and $0, respectively, for services provided by T&M Protection Resources, primarily for the facility in Monterrey, Mexico, which were included in operations expense. T&M Protection Resources is a security company affiliated with Pegasus Capital.

During the years ended December 31, 2012, 2011 and 2010, the Company incurred consulting fees of $174,000, $549,000 and $379,000, respectively, for public relations and corporate communications services provided by MWW Group, a marketing company owned by Michael Kempner, a former director of the Company. For the year ended December 31, 2012, $113,000 were included in sales and marketing expense and $62,000 were included in general and administrative expenses. For the years ended December 31, 2011 and 2010, these fees were included in sales and marketing expenses.

On February 24, 2012, April 12, 2012 and May 2, 2012, respectively, the Company issued 2,000, 1,000 and 2,000 Series G Preferred Units to Leon Wagner, a member of the board of directors, for total proceeds of $5.0 million.

On each of March 20, March 28, 2012 and May 18, 2012 the Company issued 2,000 Series G Preferred Units, respectively, to PCA Holdings for total proceeds of $6.0 million. On April 13, 2012, the Company issued 2,000 Series G Preferred Units to Holdings II for total proceeds of $2.0 million.